Interest-bearing loans and borrowings - Category of carrying values and fair values (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Category of carrying values and fair values
Total carrying value				$ 18,227		$ 19,113		$ 17,807
Fair value				20,549		19,588		19,280
Borrowings				18,227		19,113		17,807
Interest rate swaps
Category of carrying values and fair values
Total carrying value				18,227		19,113		17,807
Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value				335		325		347
Loss on fair value of bonds due to decrease credit risk	$ 5
Gain on fair value of bonds due to increase credit risk	30
Amortised cost
Category of carrying values and fair values
Total carrying value				15,106		15,947		13,958
Instruments in a fair value hedge relationship
Category of carrying values and fair values
Total carrying value				339		346		900
Ineffectiveness recognised	$ 3	$ (3)
Instruments designated in cash flow hedge
Category of carrying values and fair values
Total carrying value				2,447		2,495		2,602
Overdrafts
Category of carrying values and fair values
Total carrying value				146		160		152
Fair value				146		160		152
Overdrafts | Amortised cost
Category of carrying values and fair values
Total carrying value				146		160		152
Lease liabilities | Due within one year
Category of carrying values and fair values
Total carrying value				188				5
Fair value				188				5
Lease liabilities | Due after more than one year
Category of carrying values and fair values
Total carrying value				487
Fair value				487
Lease liabilities | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value				188				5
Lease liabilities | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value				487
Loans | Due within one year
Category of carrying values and fair values
Total carrying value				1,676		1,594		2,090
Fair value				1,684		1,587		2,092
Loans | Due after more than one year
Category of carrying values and fair values
Total carrying value				15,730		17,359		15,560
Fair value				18,044		17,841		17,031
Loans | Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value				287
Loans | Instruments at fair value through profit or loss | Due after more than one year
Category of carrying values and fair values
Total carrying value				335		325		347
Loans | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value				1,676		1,594		1,494
Loans | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value				12,609		14,193		12,307
Loans | Instruments in a fair value hedge relationship | Due within one year
Category of carrying values and fair values
Total carrying value								596
Loans | Instruments in a fair value hedge relationship | Due after more than one year
Category of carrying values and fair values
Total carrying value				339		346		304
Loans | Instruments designated in cash flow hedge | Due after more than one year
Category of carrying values and fair values
Total carrying value				$ 2,447		$ 2,495		$ 2,602
0.875% Non-callable bond
Category of carrying values and fair values
Borrowings | €			€ 750		€ 750		€ 750
Interest rate on borrowings			0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
Loss on fair value hedge adjustment				$ 11
0.875% Non-callable bond | Instruments in a fair value hedge relationship
Category of carrying values and fair values
Total carrying value | €			€ 300
Borrowings covered by hedges | €			€ 300		€ 300		€ 300
1.75% Callable bond
Category of carrying values and fair values
Interest rate on borrowings							1.75%	1.75%
0.25% Callable bond
Category of carrying values and fair values
Interest rate on borrowings			0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
7% Guaranteed debentures
Category of carrying values and fair values
Interest rate on borrowings			7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
0.75% Callable bond
Category of carrying values and fair values
Interest rate on borrowings			0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
1.25% Callable bond
Category of carrying values and fair values
Interest rate on borrowings			1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
1.95% Callable bond
Category of carrying values and fair values
Interest rate on borrowings			1.95%	1.95%			1.95%	1.95%
5.75% Non-callable bond
Category of carrying values and fair values
Interest rate on borrowings			5.75%	5.75%	5.75%	5.75%	5.75%	5.75%